CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	OneSmart International Education Group shareholders' (deficit)/equity USD ($)	OneSmart International Education Group shareholders' (deficit)/equity CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	USD ($)	CNY (¥)
Balance at the beginning of the year at Aug. 31, 2015		¥ 17						¥ (1,981,681)		¥ 30		¥ (1,981,634)		¥ 1,246		¥ (1,980,388)
Balance at the beginning of the year (shares) at Aug. 31, 2015 | shares	2,534,381,925	2,534,381,925
Distribution to shareholders				¥ (1,392,204)				(29,896)				(1,422,100)				(1,422,100)
Acquisition of subsidiaries														5,553		5,553
Capital contribution				1,392,204								1,392,204		8,275		1,400,479
Comprehensive income								189,353		5,798		195,151		(2,586)		192,565
Share-based compensation				57,348								57,348				57,348
Balance at the end of the year at Aug. 31, 2016		¥ 17		57,348				(1,822,224)		5,828		(1,759,031)		12,488		(1,746,543)
Balance at the end of the year (shares) at Aug. 31, 2016 | shares	2,534,381,925	2,534,381,925
Acquisition of subsidiaries														13,094		13,094
Appropriation of statutory reserve						¥ 3,739		(3,739)
Acquisition of non-controlling interests				(184)								(184)		(567)		(751)
Capital contribution														18,965		18,965
Comprehensive income								258,827		13,295		272,122		(15,522)		256,600
Share-based compensation				24,975								24,975				24,975
Balance at the end of the year at Aug. 31, 2017		¥ 17		82,139		3,739		(1,567,136)		19,123		(1,462,118)		28,458		(1,433,660)
Balance at the end of the year (shares) at Aug. 31, 2017 | shares	2,534,381,925	2,534,381,925
Distribution to shareholders				(82,139)				(2,160,775)				(2,242,914)				(2,242,914)
Repurchase of ordinary shares		¥ (1)						(85,363)				(85,364)				(85,364)
Repurchase of ordinary shares (in shares) | shares	(94,897,359)	(94,897,359)
Redesignation of Class B ordinary shares to redeemable convertible preferred shares		¥ (1)						(204,007)				(204,008)				(204,008)
Redesignation of Class B ordinary shares to redeemable convertible preferred shares (in shares) | shares	(142,642,550)	(142,642,550)
Deemed dividend-repurchase of redeemable convertible preferred shares								(4,266)				(4,266)			$ (625)	(4,266)
Conversion of redeemable convertible preferred shares		¥ 23		4,272,270								4,272,293				4,272,293
Conversion of redeemable convertible preferred shares (in shares) | shares	3,568,365,545	3,568,365,545
Accretion to redemption value of redeemable convertible preferred shares								(758,898)				(758,898)				(758,898)
Proceeds from initial public offering		¥ 4		1,048,656								1,048,660				1,048,660
Proceeds from initial public offering (in shares) | shares	652,000,000	652,000,000
Initial public offering issuance costs				(26,752)								(26,752)				(26,752)
Acquisition of subsidiaries														72,574		72,574
Disposal of subsidiaries														2,811		2,811
Appropriation of statutory reserve						533		(533)
Acquisition of non-controlling interests				(14,157)								(14,157)		435		(13,722)
Distribution to a non-controlling interest														(3,430)		(3,430)
Capital contribution														1,200		1,200
Comprehensive income								245,936		109,777		355,713		(31,480)	47,472	324,233
Share-based compensation				146,486								146,486				146,486
Balance at the end of the year at Aug. 31, 2018	$ 6	¥ 42	$ 794,510	¥ 5,426,503	$ 625	¥ 4,272	$ (663,989)	¥ (4,535,042)	$ 18,873	¥ 128,900	$ 150,025	¥ 1,024,675	$ 10,332	¥ 70,568	$ 160,357	¥ 1,095,243
Balance at the end of the year (shares) at Aug. 31, 2018 | shares	6,517,207,561	6,517,207,561